Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Table
A summary of the historical cost of property, plant and equipment is as follows:

		December 31,
thousands	Estimated Useful Life	2018	2017
Land	n/a	$5,298	$5,096
Gathering systems and processing complexes	3 to 49 years	10,441,574	7,851,458
Pipelines and equipment	6 to 45 years	172,497	137,644
Assets under construction	n/a	604,265	954,719
Other	3 to 40 years	35,139	30,701
Total property, plant and equipment		11,258,773	8,979,618
Less accumulated depreciation		2,848,420	2,213,718
Net property, plant and equipment		$8,410,353	$6,765,900